Other Current Assets	12 Months Ended
Mar. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
OTHER CURRENT ASSETS

Note 5 – OTHER CURRENT ASSETS

Other current assets consisted of the following:

	March 31, 2022	March 31, 2021
Prepaid rental expenses (1)	$847,682	$1,441,879
Prepaid and other current assets	77,115	118,240
Total	$924,797	$1,560,119

(1)	The balance as of March 31, 2022 and March 31, 2021 includes short-term refundable rental security deposits.